Share-based Compensation - Summary of Options and Average Life (Detail) shares in Thousands	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option	9,281,000	11,941,000	11,557,000
Exercise price, Average life (years)	1.8
$0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,939
Exercise price, Average life (years)	2.5
$0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,958
Exercise price, Average life (years)	2.0
$1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,849
Exercise price, Average life (years)	3.3
$1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	3,535
Exercise price, Average life (years)	1.0
Bottom of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.38
Bottom of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.69
Bottom of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.03
Bottom of range [member] | $1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.65
Top of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.68
Top of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.02
Top of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.64
Top of range [member] | $1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.40